Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 1.8%
Diversified Telecommunication Services 0.8%
ATN International, Inc.	47,868	2,262,720
Cincinnati Bell, Inc.(a)	222,151	3,421,125
Cogent Communications Holdings, Inc.	184,778	13,969,217
Consolidated Communications Holdings, Inc.(a)	318,008	2,976,555
Vonage Holdings Corp.(a)	1,021,905	14,081,851
Total		36,711,468
Entertainment 0.0%
Marcus Corp. (The)(a)	102,603	2,165,949
Interactive Media & Services 0.1%
QuinStreet, Inc.(a)	213,966	3,874,924
Media 0.7%
AMC Networks, Inc., Class A(a)	130,801	7,021,398
EW Scripps Co. (The), Class A	249,813	5,298,534
Gannett Co, Inc.(a)	576,365	2,956,752
Meredith Corp.(a)	177,017	5,961,933
Scholastic Corp.	131,056	4,413,966
TechTarget, Inc.(a)	103,136	7,251,492
Total		32,904,075
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.	217,887	10,870,382
Spok Holdings, Inc.	77,759	907,448
Total		11,777,830
Total Communication Services		87,434,246
Consumer Discretionary 15.8%
Auto Components 1.4%
American Axle & Manufacturing Holdings, Inc.(a)	494,388	5,537,146
Cooper Tire & Rubber Co.	220,091	13,069,003
Cooper-Standard Holding, Inc.(a)	73,733	2,194,294
Dorman Products, Inc.(a)	124,965	12,793,917
Gentherm, Inc.(a)	143,757	10,426,695
LCI Industries	109,786	16,363,603
Motorcar Parts of America, Inc.(a)	83,154	1,943,309
Standard Motor Products, Inc.	87,803	3,952,891
Total		66,280,858
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.2%
Winnebago Industries, Inc.	147,292	10,893,716
Distributors 0.2%
Core-Mark Holding Co., Inc.	197,077	9,037,951
Diversified Consumer Services 0.2%
American Public Education, Inc.(a)	81,191	2,273,348
Perdoceo Education Corp.(a)	305,728	3,726,824
Regis Corp.(a)	106,191	970,586
Total		6,970,758
Hotels, Restaurants & Leisure 1.8%
BJ’s Restaurants, Inc.(a)	101,185	5,593,507
Bloomin’ Brands, Inc.(a)	350,317	10,351,867
Brinker International, Inc.(a)	198,373	12,190,021
Cheesecake Factory, Inc. (The)(a)	183,977	10,821,527
Chuy’s Holdings, Inc.(a)	85,943	3,562,337
Dave & Buster’s Entertainment, Inc.(a)	207,895	8,789,801
Dine Brands Global, Inc.(a)	72,634	6,896,598
El Pollo Loco Holdings, Inc.(a)	82,702	1,394,356
Fiesta Restaurant Group, Inc.(a)	76,846	1,044,337
Monarch Casino & Resort, Inc.(a)	56,284	4,016,426
Red Robin Gourmet Burgers, Inc.(a)	67,964	2,437,189
Ruth’s Hospitality Group, Inc.(a)	138,954	3,354,350
Shake Shack, Inc., Class A(a)	158,360	14,882,673
Total		85,334,989
Household Durables 2.6%
Cavco Industries, Inc.(a)	37,303	8,254,035
Century Communities, Inc.(a)	126,625	10,304,743
Ethan Allen Interiors, Inc.	95,567	2,759,019
Installed Building Products, Inc.	98,242	11,651,501
iRobot Corp.(a)	123,052	12,022,180
La-Z-Boy, Inc.	202,025	8,329,491
LGI Homes, Inc.(a)	95,940	17,346,911
M/I Homes, Inc.(a)	127,027	8,957,944
MDC Holdings, Inc.	241,505	13,995,215
Meritage Homes Corp.(a)	163,690	17,624,502
Columbia Small Cap Index Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tupperware Brands Corp.(a)	214,584	5,501,934
Universal Electronics, Inc.(a)	60,258	3,016,516
Total		119,763,991
Internet & Direct Marketing Retail 0.6%
Liquidity Services, Inc.(a)	117,343	2,805,671
PetMed Express, Inc.	88,456	2,556,379
Shutterstock, Inc.	96,508	8,758,101
Stamps.com, Inc.(a)	80,165	15,045,367
Total		29,165,518
Leisure Products 0.7%
Callaway Golf Co.(a)	411,242	15,183,055
Sturm Ruger & Co., Inc.	76,561	6,043,725
Vista Outdoor, Inc.(a)	254,503	11,093,786
Total		32,320,566
Multiline Retail 0.7%
Big Lots, Inc.	147,362	8,980,240
Macy’s, Inc.(a)	1,354,924	24,768,011
Total		33,748,251
Specialty Retail 5.5%
Aaron’s Co., Inc. (The)	149,260	5,368,882
Abercrombie & Fitch Co., Class A(a)	272,289	11,626,740
America’s Car-Mart, Inc.(a)	26,837	4,411,734
Asbury Automotive Group, Inc.(a)	84,346	16,724,968
Barnes & Noble Education, Inc.(a)	132,742	1,084,502
Bed Bath & Beyond, Inc.(a)	528,944	14,805,143
Boot Barn Holdings, Inc.(a)	126,569	9,668,606
Buckle, Inc. (The)	125,048	5,267,022
Caleres, Inc.	165,414	4,148,583
Cato Corp. (The), Class A(a)	85,913	1,328,215
Chico’s FAS, Inc.(a)	523,280	2,433,252
Children’s Place, Inc. (The)(a)	63,653	5,919,093
Conn’s, Inc.(a)	84,106	1,950,418
Designer Brands, Inc.(a)	256,762	4,490,767
GameStop Corp., Class A(a)	238,796	53,012,712
Genesco, Inc.(a)	62,149	3,418,195
Group 1 Automotive, Inc.	74,227	11,837,722
Guess?, Inc.	163,807	4,811,012
Haverty Furniture Companies, Inc.	72,874	3,347,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Hibbett Sports, Inc.(a)	72,428	6,138,997
Lumber Liquidators Holdings, Inc.(a)	126,158	2,873,879
MarineMax, Inc.(a)	96,594	4,967,829
Monro, Inc.	145,865	9,093,224
ODP Corp. (The)(a)	233,562	10,216,002
Rent-A-Center, Inc.	213,701	13,208,859
Sally Beauty Holdings, Inc.(a)	492,285	10,736,736
Shoe Carnival, Inc.	37,543	2,534,528
Signet Jewelers Ltd.(a)	228,391	13,835,927
Sleep Number Corp.(a)	110,728	12,345,065
Sonic Automotive, Inc., Class A	102,051	4,921,920
Zumiez, Inc.(a)	91,144	3,993,930
Total		260,522,294
Textiles, Apparel & Luxury Goods 1.9%
Crocs, Inc.(a)	285,559	28,909,993
Fossil Group, Inc.(a)	204,401	2,886,142
G-III Apparel Group Ltd.(a)	189,921	6,274,990
Kontoor Brands, Inc.	205,290	13,142,666
Movado Group, Inc.	72,372	2,006,876
Oxford Industries, Inc.	73,676	7,054,477
Steven Madden Ltd.	337,612	13,977,137
Unifi, Inc.(a)	65,323	1,798,342
Vera Bradley, Inc.(a)	96,233	1,104,755
Wolverine World Wide, Inc.	359,912	13,122,391
Total		90,277,769
Total Consumer Discretionary		744,316,661
Consumer Staples 4.1%
Beverages 0.5%
Celsius Holdings, Inc.(a)	117,083	7,673,620
Coca-Cola Bottling Co. Consolidated	20,255	8,201,654
MGP Ingredients, Inc.	57,590	4,013,447
National Beverage Corp.	101,772	5,081,476
Total		24,970,197

2	Columbia Small Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	134,717	4,187,004
PriceSmart, Inc.	101,939	9,001,214
SpartanNash Co.	157,686	3,306,676
The Chefs’ Warehouse(a)	139,899	4,303,293
United Natural Foods, Inc.(a)	244,955	9,298,492
Total		30,096,679
Food Products 1.1%
B&G Foods, Inc.	282,212	8,635,687
Calavo Growers, Inc.	72,603	5,169,334
Cal-Maine Foods, Inc.	163,083	5,693,227
Fresh Del Monte Produce, Inc.	132,310	4,428,416
J&J Snack Foods Corp.	65,430	11,488,199
John B. Sanfilippo & Son, Inc.	38,702	3,611,284
Seneca Foods Corp., Class A(a)	29,218	1,351,040
Simply Good Foods Co. (The)(a)	367,573	12,692,296
Total		53,069,483
Household Products 0.6%
Central Garden & Pet Co.(a)	42,541	2,336,777
Central Garden & Pet Co., Class A(a)	171,334	8,643,800
WD-40 Co.	59,730	14,621,904
Total		25,602,481
Personal Products 0.9%
Edgewell Personal Care Co.	236,852	10,748,344
elf Beauty, Inc.(a)	167,700	4,695,600
Inter Parfums, Inc.	77,305	5,912,286
Medifast, Inc.	51,378	17,070,341
Usana Health Sciences, Inc.(a)	51,865	5,484,205
Total		43,910,776
Tobacco 0.3%
Universal Corp.	106,976	5,994,935
Vector Group Ltd.	558,472	7,678,990
Total		13,673,925
Total Consumer Staples		191,323,541
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.0%
Energy Equipment & Services 1.4%
Archrock, Inc.	560,044	5,152,405
Bristow Group, Inc.(a)	101,123	2,758,635
Core Laboratories NV	194,507	8,130,393
DMC Global Inc(a)	67,153	3,557,094
Dril-Quip, Inc.(a)	154,601	5,183,772
Helix Energy Solutions Group, Inc.(a)	618,212	3,233,249
Helmerich & Payne, Inc.	470,645	13,295,721
Matrix Service Co.(a)	115,681	1,260,923
Nabors Industries Ltd.(a)	28,263	2,645,982
Oceaneering International, Inc.(a)	433,349	6,183,890
Oil States International, Inc.(a)	266,372	1,712,772
Patterson-UTI Energy, Inc.	819,220	6,856,871
ProPetro Holding Corp.(a)	355,930	3,537,944
RPC, Inc.(a)	254,283	1,248,530
US Silica Holdings, Inc.(a)	324,204	3,326,333
Total		68,084,514
Oil, Gas & Consumable Fuels 2.6%
Bonanza Creek Energy, Inc.(a)	82,907	3,561,685
Callon Petroleum Co.(a)	201,401	7,747,896
CONSOL Energy, Inc.(a)	130,680	2,004,631
Dorian LPG Ltd.(a)	119,469	1,697,655
Green Plains, Inc.(a)	184,097	5,870,853
Laredo Petroleum, Inc.(a)	39,335	2,209,054
Matador Resources Co.	478,954	14,675,151
Par Pacific Holdings, Inc.(a)	174,402	2,427,676
PBF Energy, Inc., Class A(a)	419,273	6,767,066
PDC Energy, Inc.(a)	435,413	18,383,137
Penn Virginia Corp.(a)	66,328	1,278,804
Range Resources Corp.(a)	1,128,322	15,300,046
Renewable Energy Group, Inc.(a)	193,464	11,814,846
REX American Resources Corp.(a)	23,010	2,209,650
SM Energy Co.	465,649	9,266,415
Southwestern Energy Co.(a)	2,825,392	14,607,277
Talos Energy, Inc.(a)	138,325	1,961,449
Total		121,783,291
Total Energy		189,867,805

Columbia Small Cap Index Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.6%
Banks 10.0%
Allegiance Bancshares, Inc.	81,127	3,290,511
Ameris Bancorp	303,795	16,690,497
Banc of California, Inc.	194,716	3,409,477
BancFirst Corp.	81,452	5,617,744
Bancorp, Inc. (The)(a)	223,915	5,427,700
BankUnited, Inc.	405,220	19,365,464
Banner Corp.	153,410	8,979,087
Berkshire Hills Bancorp, Inc.	222,705	6,180,064
Boston Private Financial Holdings, Inc.	359,703	5,514,247
Brookline Bancorp, Inc.	340,983	5,748,973
Cadence BanCorp	543,095	12,154,466
Central Pacific Financial Corp.	122,982	3,407,831
City Holding Co.	68,658	5,507,745
Columbia Banking System, Inc.	312,584	13,491,126
Community Bank System, Inc.	234,221	19,000,008
Customers Bancorp, Inc.(a)	128,174	4,851,386
CVB Financial Corp.	557,336	12,361,713
Dime Community Bancshares, Inc.	152,816	5,304,243
Eagle Bancorp, Inc.	138,691	7,924,804
FB Financial Corp.	135,998	5,691,516
First BanCorp	952,282	12,179,687
First BanCorp	124,334	5,516,700
First Commonwealth Financial Corp.	419,621	6,357,258
First Financial Bancorp	424,914	10,822,560
First Hawaiian, Inc.	571,289	16,087,498
First Midwest Bancorp, Inc.	500,370	10,472,744
Great Western Bancorp, Inc.	240,461	8,045,825
Hanmi Financial Corp.	134,039	2,812,138
Heritage Financial Corp.	156,722	4,546,505
Hilltop Holdings, Inc.	283,331	10,525,747
Hope Bancorp, Inc.	537,907	8,229,977
Independent Bank Corp.	144,080	11,758,369
Independent Bank Group, Inc.	160,205	12,616,144
Investors Bancorp, Inc.	982,358	14,617,487
National Bank Holdings Corp., Class A	133,716	5,295,154
NBT Bancorp, Inc.	190,174	7,414,884
OFG Bancorp	224,263	5,404,738
Common Stocks (continued)
Issuer	Shares	Value ($)
Old National Bancorp	722,940	13,772,007
Pacific Premier Bancorp, Inc.	411,469	18,915,230
Park National Corp.	61,935	7,836,016
Preferred Bank	59,175	4,041,061
Renasant Corp.	245,409	10,851,986
S&T Bancorp, Inc.	171,467	5,817,875
Seacoast Banking Corp. of Florida(a)	241,094	8,937,355
ServisFirst Bancshares, Inc.	205,329	14,262,152
Simmons First National Corp., Class A	471,657	14,385,539
Southside Bancshares, Inc.	135,798	5,817,586
Tompkins Financial Corp.	52,948	4,296,730
Triumph Bancorp, Inc.(a)	98,789	8,273,579
United Community Banks, Inc.	378,488	13,088,115
Veritex Holdings, Inc.	215,671	7,576,522
Westamerica BanCorp	116,977	7,337,967
Total		467,831,737
Capital Markets 1.0%
B Riley Financial, Inc.	77,134	5,680,148
Blucora, Inc.(a)	210,574	3,651,353
BrightSphere Investment Group, Inc.	259,857	5,787,015
Donnelley Financial Solutions, Inc.(a)	129,326	3,855,208
Greenhill & Co., Inc.	63,858	1,111,768
Piper Sandler Companies	60,114	7,662,131
StoneX Group, Inc.(a)	72,009	4,875,009
Virtus Investment Partners, Inc.	31,109	8,748,784
WisdomTree Investments, Inc.	490,312	3,285,090
Total		44,656,506
Consumer Finance 0.7%
Encore Capital Group, Inc.(a)	136,784	6,331,731
Enova International, Inc.(a)	158,354	5,996,866
Ezcorp, Inc., Class A(a)	229,656	1,687,972
Green Dot Corp., Class A(a)	235,787	9,570,594
PRA Group, Inc.(a)	198,958	7,745,435
World Acceptance Corp.(a)	17,223	2,766,186
Total		34,098,784

4	Columbia Small Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.8%
Ambac Financial Group, Inc.(a)	200,075	3,019,132
American Equity Investment Life Holding Co.	374,799	11,431,369
AMERISAFE, Inc.	84,354	5,527,717
Assured Guaranty Ltd.	334,184	15,917,184
eHealth, Inc.(a)	113,163	7,383,886
Employers Holdings, Inc.	123,959	5,231,070
Genworth Financial, Inc., Class A(a)	2,208,243	9,274,620
HCI Group, Inc.	27,156	2,187,687
Horace Mann Educators Corp.	180,752	7,206,582
James River Group Holdings Ltd.	158,836	5,546,553
Mr. Cooper Group, Inc.(a)	308,386	10,667,072
Palomar Holdings, Inc.(a)	94,679	6,911,567
ProAssurance Corp.	235,159	5,726,122
Safety Insurance Group, Inc.	61,743	5,254,947
SiriusPoint Ltd.(a)	371,621	3,909,453
Stewart Information Services Corp.	116,742	7,045,380
Trupanion, Inc.(a)	144,692	13,046,877
United Fire Group, Inc.	94,146	2,885,575
United Insurance Holdings Corp.	90,226	508,875
Universal Insurance Holdings, Inc.	123,918	1,747,244
Total		130,428,912
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Apollo Commercial Real Estate Finance, Inc.	561,436	8,786,473
ARMOUR Residential REIT, Inc.	284,909	3,416,059
Capstead Mortgage Corp.	422,330	2,724,028
Ellington Financial, Inc.	191,419	3,613,991
Granite Point Mortgage Trust, Inc.	240,474	3,458,016
Invesco Mortgage Capital, Inc.	1,007,234	3,424,596
KKR Real Estate Finance Trust, Inc.	118,925	2,542,617
New York Mortgage Trust, Inc.	1,655,848	7,484,433
PennyMac Mortgage Investment Trust	427,218	8,373,473
Ready Capital Corp.	254,502	3,873,520
Redwood Trust, Inc.	489,125	5,443,961
Total		53,141,167
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.0%
Axos Financial, Inc.(a)	224,159	10,627,378
Capitol Federal Financial, Inc.	563,314	7,289,283
Flagstar Bancorp, Inc.	206,887	9,475,425
HomeStreet, Inc.	95,076	4,280,322
Meta Financial Group, Inc.	140,724	7,459,779
NMI Holdings, Inc., Class A(a)	372,235	9,004,365
Northfield Bancorp, Inc.	205,045	3,471,412
Northwest Bancshares, Inc.	553,965	7,844,145
Provident Financial Services, Inc.	315,685	7,974,203
TrustCo Bank Corp.	84,161	3,293,204
Walker & Dunlop, Inc.	127,984	12,995,495
WSFS Financial Corp.	207,253	11,027,932
Total		94,742,943
Total Financials		824,900,049
Health Care 11.0%
Biotechnology 1.3%
Anika Therapeutics, Inc.(a)	62,532	2,917,118
Coherus Biosciences, Inc.(a)	279,532	3,678,641
Cytokinetics, Inc.(a)	310,306	6,773,980
Eagle Pharmaceuticals, Inc.(a)	50,604	2,004,930
Enanta Pharmaceuticals, Inc.(a)	78,342	3,812,122
Myriad Genetics, Inc.(a)	328,193	9,402,729
REGENXBIO, Inc.(a)	152,067	5,363,403
Spectrum Pharmaceuticals, Inc.(a)	636,757	2,196,812
Vanda Pharmaceuticals, Inc.(a)	239,492	4,236,613
Vericel Corp.(a)	200,533	11,330,115
Xencor, Inc.(a)	252,854	9,724,765
Total		61,441,228
Health Care Equipment & Supplies 3.1%
Angiodynamics, Inc.(a)	165,663	3,830,128
Avanos Medical, Inc.(a)	209,120	8,385,712
Cardiovascular Systems, Inc.(a)	175,385	6,873,338
CONMED Corp.	126,298	17,389,972
CryoLife, Inc.(a)	169,996	4,897,585
Cutera, Inc.(a)	76,945	2,953,149
Glaukos Corp.(a)	199,796	14,700,990
Heska Corp.(a)	43,184	8,556,910

Columbia Small Cap Index Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Inogen, Inc.(a)	80,583	4,980,835
Integer Holdings Corp.(a)	143,814	13,010,853
Invacare Corp.(a)	150,202	1,201,616
Lantheus Holdings, Inc.(a)	292,227	7,086,505
LeMaitre Vascular, Inc.	73,676	3,772,948
Meridian Bioscience, Inc.(a)	188,271	3,908,506
Merit Medical Systems, Inc.(a)	213,856	12,904,071
Mesa Laboratories, Inc.	21,275	5,234,926
Natus Medical, Inc.(a)	147,815	3,961,442
OraSure Technologies, Inc.(a)	313,950	3,017,059
Orthofix Medical, Inc.(a)	85,144	3,465,361
SurModics, Inc.(a)	60,027	3,184,432
Tactile Systems Technology, Inc.(a)	85,127	4,577,279
Varex Imaging Corp.(a)	171,056	4,291,795
Zynex, Inc.(a)	85,039	1,294,294
Total		143,479,706
Health Care Providers & Services 3.6%
Addus HomeCare Corp.(a)	65,607	6,309,425
AMN Healthcare Services, Inc.(a)	205,879	18,261,467
Community Health Systems, Inc.(a)	531,663	7,586,831
Corvel Corp.(a)	39,785	4,957,211
Covetrus, Inc.(a)	433,943	12,037,579
Cross Country Healthcare, Inc.(a)	152,236	2,382,493
Ensign Group, Inc. (The)	224,355	18,666,336
Fulgent Genetics, Inc.(a)	76,858	5,692,872
Hanger, Inc.(a)	166,466	4,299,817
Joint Corp. (The)(a)	57,547	4,090,441
Magellan Health, Inc.(a)	100,844	9,498,496
Mednax, Inc.(a)	373,671	11,949,999
ModivCare, Inc.(a)	53,875	7,932,016
Owens & Minor, Inc.	320,726	14,339,660
Pennant Group, Inc. (The)(a)	110,994	3,803,764
RadNet, Inc.(a)	187,018	4,950,366
Select Medical Holdings Corp.	470,716	18,861,590
Tivity Health, Inc.(a)	165,149	4,326,904
U.S. Physical Therapy, Inc.	56,082	6,525,702
Total		166,472,969
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.(a)	611,055	10,626,247
Computer Programs & Systems, Inc.	55,093	1,783,360
HealthStream, Inc.(a)	109,944	2,878,334
NextGen Healthcare, Inc.(a)	242,675	3,984,724
Omnicell, Inc.(a)	187,822	26,107,258
Simulations Plus, Inc.	66,212	3,494,669
Tabula Rasa HealthCare, Inc.(a)	98,011	4,235,055
Total		53,109,647
Life Sciences Tools & Services 0.6%
Luminex Corp.	189,470	6,989,548
NeoGenomics, Inc.(a)	510,289	20,937,158
Total		27,926,706
Pharmaceuticals 1.3%
Amphastar Pharmaceuticals, Inc.(a)	159,615	3,019,916
ANI Pharmaceuticals, Inc.(a)	42,029	1,443,696
Cara Therapeutics, Inc.(a)	187,177	2,543,735
Collegium Pharmaceutical, Inc.(a)	151,664	3,623,253
Corcept Therapeutics, Inc.(a)	460,721	9,951,573
Endo International PLC(a)	1,005,833	5,904,240
Innoviva, Inc.(a)	274,314	3,689,523
Lannett Co., Inc.(a)	148,640	639,152
Pacira Pharmaceuticals, Inc.(a)	191,404	11,612,481
Phibro Animal Health Corp., Class A	88,530	2,495,661
Prestige Consumer Healthcare, Inc.(a)	217,595	10,851,463
Supernus Pharmaceuticals, Inc.(a)	230,939	6,893,529
Total		62,668,222
Total Health Care		515,098,478
Industrials 17.0%
Aerospace & Defense 1.2%
AAR Corp.(a)	144,763	6,043,855
Aerojet Rocketdyne Holdings, Inc.	314,638	15,244,211
Aerovironment, Inc.(a)	97,995	10,743,192
Kaman Corp.	121,009	6,512,704
Moog, Inc., Class A	128,113	11,555,793
National Presto Industries, Inc.	22,678	2,300,003

6	Columbia Small Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Park Aerospace Corp.	81,821	1,261,680
Triumph Group, Inc.(a)	227,911	4,380,449
Total		58,041,887
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	119,382	8,945,293
Echo Global Logistics, Inc.(a)	116,109	3,966,283
Forward Air Corp.	120,128	11,639,202
HUB Group, Inc., Class A(a)	147,370	10,287,900
Total		34,838,678
Airlines 0.6%
Allegiant Travel Co.(a)	63,542	14,072,011
Hawaiian Holdings, Inc.(a)	211,425	5,454,765
Skywest, Inc.(a)	219,685	10,771,156
Total		30,297,932
Building Products 2.1%
AAON, Inc.	177,968	11,790,380
American Woodmark Corp.(a)	74,187	6,448,334
Apogee Enterprises, Inc.	113,491	4,313,793
Gibraltar Industries, Inc.(a)	142,130	11,292,228
Griffon Corp.	197,204	5,184,493
Insteel Industries, Inc.	84,280	2,946,429
Patrick Industries, Inc.	96,574	8,276,392
PGT, Inc.(a)	259,268	6,263,915
Quanex Building Products Corp.	146,794	3,909,124
Resideo Technologies, Inc.(a)	624,613	18,675,929
UFP Industries, Inc.	267,092	21,239,156
Total		100,340,173
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	292,707	14,603,152
Brady Corp., Class A	211,582	12,108,838
CoreCivic, Inc.(a)	522,062	4,087,745
Deluxe Corp.	183,401	8,355,750
Harsco Corp.(a)	344,399	7,721,426
HNI Corp.	187,359	8,547,318
Interface, Inc.	255,895	4,181,324
Matthews International Corp., Class A	138,220	5,400,255
Pitney Bowes, Inc.	756,113	6,336,227
Team, Inc.(a)	133,651	1,136,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Unifirst Corp.	66,393	14,718,000
US Ecology, Inc.(a)	137,456	5,447,381
Viad Corp.(a)	89,303	3,941,834
Total		96,585,284
Construction & Engineering 0.9%
Arcosa, Inc.	210,229	13,349,542
Comfort Systems U.S.A., Inc.	157,900	13,089,910
Granite Construction, Inc.	199,320	8,044,555
MYR Group, Inc.(a)	73,258	6,376,376
Total		40,860,383
Electrical Equipment 0.5%
AZZ, Inc.	110,680	5,920,273
Encore Wire Corp.	90,027	7,400,219
Powell Industries, Inc.	38,719	1,330,385
Vicor Corp.(a)	92,557	8,337,535
Total		22,988,412
Industrial Conglomerates 0.2%
Raven Industries, Inc.	156,456	6,904,403
Machinery 5.4%
Alamo Group, Inc.	43,086	6,642,999
Albany International Corp., Class A	133,965	11,969,773
Astec Industries, Inc.	98,676	6,762,266
Barnes Group, Inc.	203,335	10,862,156
Chart Industries, Inc.(a)	155,116	22,637,629
CIRCOR International, Inc.(a)	87,278	3,284,271
Enerpac Tool Group Corp.	261,258	7,158,469
EnPro Industries, Inc.	89,770	8,257,942
ESCO Technologies, Inc.	113,622	10,753,186
Federal Signal Corp.	264,169	11,221,899
Franklin Electric Co., Inc.	167,449	14,047,297
Greenbrier Companies, Inc. (The)	143,234	6,361,022
Hillenbrand, Inc.	327,508	14,934,365
John Bean Technologies Corp.	138,460	19,942,394
Lindsay Corp.	47,411	7,805,273
Lydall, Inc.(a)	74,039	2,693,539
Meritor, Inc.(a)	316,520	8,229,520
Mueller Industries, Inc.	249,236	11,572,027
Proto Labs, Inc.(a)	120,459	10,767,830

Columbia Small Cap Index Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SPX Corp.(a)	196,697	12,319,133
SPX FLOW, Inc.	183,925	12,622,773
Standex International Corp.	53,922	5,372,788
Tennant Co.	80,798	6,685,227
Titan International, Inc.(a)	219,921	2,043,066
Wabash National Corp.	227,160	3,623,202
Watts Water Technologies, Inc., Class A	119,875	16,291,013
Total		254,861,059
Marine 0.3%
Matson, Inc.	189,537	12,253,567
Professional Services 1.3%
Exponent, Inc.	226,056	20,623,089
Forrester Research, Inc.(a)	47,997	2,059,551
Heidrick & Struggles International, Inc.	84,481	3,636,062
Kelly Services, Inc., Class A(a)	145,808	3,742,891
Korn/Ferry International	235,626	15,412,297
Mantech International Corp., Class A	119,238	10,374,898
Resources Connection, Inc.	133,343	1,944,141
TrueBlue, Inc.(a)	154,850	4,201,081
Total		61,994,010
Road & Rail 0.9%
ArcBest Corp.	110,829	8,626,929
Heartland Express, Inc.	212,887	3,863,899
Marten Transport Ltd.	256,238	4,371,420
Saia, Inc.(a)	114,896	26,444,464
Total		43,306,712
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	169,136	16,568,563
DXP Enterprises, Inc.(a)	71,424	2,206,287
GMS, Inc.(a)	186,971	8,561,402
NOW, Inc.(a)	479,796	5,023,464
Veritiv Corp.(a)	54,370	3,339,406
Total		35,699,122
Total Industrials		798,971,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.6%
Communications Equipment 1.3%
ADTRAN, Inc.	210,932	4,178,563
Applied Optoelectronics, Inc.(a)	107,190	882,174
CalAmp Corp.(a)	152,882	2,120,473
Comtech Telecommunications Corp.	113,687	2,875,144
Digi International, Inc.(a)	144,914	2,747,569
Extreme Networks, Inc.(a)	539,277	6,169,329
Harmonic, Inc.(a)	440,064	3,067,246
InterDigital, Inc.	134,528	10,867,172
NETGEAR, Inc.(a)	133,533	5,191,763
Plantronics, Inc.(a)	163,849	5,374,247
Viavi Solutions, Inc.(a)	998,105	17,496,781
Total		60,970,461
Electronic Equipment, Instruments & Components 3.8%
Advanced Energy Industries, Inc.	167,129	17,048,829
Arlo Technologies, Inc.(a)	351,294	2,357,183
Badger Meter, Inc.	127,180	12,154,593
Bel Fuse, Inc., Class B	44,571	734,530
Benchmark Electronics, Inc.	158,520	4,906,194
CTS Corp.	141,156	5,399,217
Daktronics, Inc.(a)	160,898	1,087,671
ePlus, Inc.(a)	58,923	5,572,348
Fabrinet(a)	160,893	14,430,493
FARO Technologies, Inc.(a)	78,629	5,948,284
Insight Enterprises, Inc.(a)	153,178	16,004,038
Itron, Inc.(a)	193,503	18,450,511
Knowles Corp.(a)	400,263	8,221,402
Methode Electronics, Inc.	167,771	8,116,761
OSI Systems, Inc.(a)	72,934	7,027,920
PC Connection, Inc.	47,972	2,340,554
Plexus Corp.(a)	125,757	12,426,049
Rogers Corp.(a)	81,601	15,287,947
Sanmina Corp.(a)	283,321	11,930,647
Scansource, Inc.(a)	111,064	3,390,784
TTM Technologies, Inc.(a)	433,301	6,564,510
Total		179,400,465

8	Columbia Small Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.5%
BM Technologies, Inc.(a)	18,702	240,321
Cardtronics PLC, Class A(a)	157,669	6,138,054
CSG Systems International, Inc.	142,444	6,273,234
EVERTEC, Inc.	261,274	11,373,257
ExlService Holdings, Inc.(a)	146,074	14,896,627
Perficient, Inc.(a)	144,137	10,318,768
Sykes Enterprises, Inc.(a)	172,863	7,246,417
TTEC Holdings, Inc.	79,535	8,622,389
Unisys Corp.(a)	275,100	7,072,821
Total		72,181,888
Semiconductors & Semiconductor Equipment 3.2%
Axcelis Technologies, Inc.(a)	147,196	6,099,802
Ceva, Inc.(a)	99,518	4,465,373
Cohu, Inc.(a)	205,704	7,656,303
Diodes, Inc.(a)	183,575	13,891,120
DSP Group, Inc.(a)	95,762	1,505,379
Formfactor, Inc.(a)	339,276	11,959,479
Ichor Holdings Ltd.(a)	122,441	6,888,531
Kulicke & Soffa Industries, Inc.	270,884	14,058,879
MaxLinear, Inc., Class A(a)	296,011	11,254,338
Onto Innovation, Inc.(a)	213,083	15,292,967
PDF Solutions, Inc.(a)	127,873	2,230,105
Photronics, Inc.(a)	276,727	3,746,883
Power Integrations, Inc.	262,057	21,538,465
Rambus, Inc.(a)	487,554	9,536,556
SMART Global Holdings, Inc.(a)	61,618	2,920,693
Ultra Clean Holdings, Inc.(a)	191,108	10,765,114
Veeco Instruments, Inc.(a)	216,980	5,168,464
Total		148,978,451
Software 2.3%
8x8, Inc.(a)	469,035	11,045,774
Agilysys, Inc.(a)	88,708	4,505,479
Alarm.com Holdings, Inc.(a)	196,908	16,122,827
Bottomline Technologies de, Inc.(a)	169,669	6,342,227
Ebix, Inc.	102,686	2,813,597
LivePerson, Inc.(a)	275,083	15,115,811
MicroStrategy, Inc., Class A(a)	33,264	15,634,080
Common Stocks (continued)
Issuer	Shares	Value ($)
OneSpan, Inc.(a)	148,053	3,871,586
Progress Software Corp.	192,945	8,599,559
SPS Commerce, Inc.(a)	155,277	14,574,299
Xperi Holding Corp.	457,279	9,794,916
Total		108,420,155
Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.(a)	541,716	15,931,867
Diebold, Inc.(a)	341,144	4,619,090
Total		20,550,957
Total Information Technology		590,502,377
Materials 5.6%
Chemicals 2.8%
AdvanSix, Inc.(a)	122,331	3,872,999
American Vanguard Corp.	116,307	2,138,886
Balchem Corp.	141,353	18,517,243
Ferro Corp.(a)	359,498	7,765,157
FutureFuel Corp.	112,620	1,156,607
GCP Applied Technologies(a)	210,478	5,131,454
Hawkins, Inc.	82,419	2,803,894
HB Fuller Co.	227,313	15,711,875
Innospec, Inc.	107,342	10,853,350
Koppers Holdings, Inc.(a)	92,069	3,192,032
Kraton Performance Polymers, Inc.(a)	139,084	4,721,902
Livent Corp.(a)	639,742	12,481,366
Quaker Chemical Corp.	57,653	13,983,735
Rayonier Advanced Materials, Inc.(a)	276,483	2,134,449
Stepan Co.	93,178	12,547,349
Tredegar Corp.	112,554	1,715,323
Trinseo SA	167,740	10,893,036
Total		129,620,657
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	69,516	3,961,717
Containers & Packaging 0.3%
Myers Industries, Inc.	156,329	3,443,928
O-I Glass, Inc.(a)	687,023	12,661,834
Total		16,105,762

Columbia Small Cap Index Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.5%
Allegheny Technologies, Inc.(a)	553,437	13,553,672
Arconic Corp.(a)	427,177	15,450,992
Carpenter Technology Corp.	209,570	10,042,594
Century Aluminum Co.(a)	220,066	2,995,098
Haynes International, Inc.	55,340	1,925,832
Kaiser Aluminum Corp.	68,999	8,927,781
Materion Corp.	88,714	6,995,099
Olympic Steel, Inc.	39,629	1,416,737
SunCoke Energy, Inc.	361,339	2,720,883
TimkenSteel Corp.(a)	165,589	2,508,673
Warrior Met Coal, Inc.	224,045	4,100,024
Total		70,637,385
Paper & Forest Products 0.9%
Boise Cascade Co.	171,069	11,288,843
Clearwater Paper Corp.(a)	72,459	2,067,255
Domtar Corp.(a)	240,330	13,033,096
Glatfelter Corp.	193,608	2,857,654
Mercer International, Inc.	172,456	2,559,247
Neenah, Inc.	73,471	3,888,820
Schweitzer-Mauduit International, Inc.	137,089	5,608,311
Total		41,303,226
Total Materials		261,628,747
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITS) 6.7%
Acadia Realty Trust	376,516	8,170,397
Agree Realty Corp.	276,967	19,465,241
Alexander & Baldwin, Inc.	315,931	6,069,035
American Assets Trust, Inc.	219,025	8,005,364
Armada Hoffler Properties, Inc.	258,749	3,433,599
Brandywine Realty Trust	744,606	10,469,160
CareTrust REIT, Inc.	418,451	9,741,539
Centerspace	56,623	4,030,991
Chatham Lodging Trust(a)	205,154	2,701,878
Community Healthcare Trust, Inc.	98,490	4,656,607
DiamondRock Hospitality Co.(a)	916,696	8,873,617
Diversified Healthcare Trust	1,039,726	3,774,205
Easterly Government Properties, Inc.	358,385	7,429,321
Common Stocks (continued)
Issuer	Shares	Value ($)
Essential Properties Realty Trust, Inc.	497,893	12,746,061
Four Corners Property Trust, Inc.	332,120	9,219,651
Franklin Street Properties Corp.	421,511	2,166,567
GEO Group, Inc. (The)	529,345	2,747,301
Getty Realty Corp.	160,373	4,992,412
Global Net Lease, Inc.	395,236	7,722,911
Hersha Hospitality Trust(a)	159,329	1,712,787
Independence Realty Trust, Inc.	444,472	7,591,582
Industrial Logistics Properties Trust	284,953	7,140,922
Innovative Industrial Properties, Inc.	104,405	18,816,913
iStar, Inc.	322,354	5,418,771
Kite Realty Group Trust	367,824	7,797,869
Lexington Realty Trust	1,211,162	14,994,186
LTC Properties, Inc.	171,240	6,709,183
Mack-Cali Realty Corp.	376,117	6,420,317
NexPoint Residential Trust, Inc.	98,450	5,103,648
Office Properties Income Trust	210,844	6,162,970
Retail Opportunity Investments Corp.	515,456	9,206,044
Retail Properties of America, Inc., Class A	936,503	11,284,861
RPT Realty	354,440	4,519,110
Safehold, Inc.	62,739	4,398,004
Saul Centers, Inc.	56,401	2,507,025
SITE Centers Corp.	727,702	10,893,699
Summit Hotel Properties, Inc.(a)	461,281	4,432,910
Tanger Factory Outlet Centers, Inc.	408,310	7,157,674
Uniti Group, Inc.	1,016,289	11,036,899
Universal Health Realty Income Trust	55,886	3,867,311
Urstadt Biddle Properties, Inc., Class A	131,347	2,401,023
Washington Real Estate Investment Trust	368,989	8,726,590
Whitestone REIT	174,243	1,442,732
Xenia Hotels & Resorts, Inc.(a)	496,522	9,637,492
Total		315,796,379
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.(a)	104,882	4,121,863
RE/MAX Holdings, Inc., Class A	81,060	2,837,911
Realogy Holdings Corp.(a)	503,992	8,925,698
St. Joe Co. (The)	136,182	6,369,232
Total		22,254,704
Total Real Estate		338,051,083

10	Columbia Small Cap Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.5%
Gas Utilities 0.6%
Chesapeake Utilities Corp.	76,247	8,734,856
Northwest Natural Holding Co.	133,559	7,062,600
South Jersey Industries, Inc.	439,056	11,705,233
Total		27,502,689
Multi-Utilities 0.4%
Avista Corp.	302,246	13,700,811
Unitil Corp.	65,521	3,593,827
Total		17,294,638
Water Utilities 0.5%
American States Water Co.	161,011	12,779,443
California Water Service Group	219,703	12,487,919
Total		25,267,362
Total Utilities		70,064,689
Total Common Stocks (Cost $2,610,152,121)		4,612,159,298

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
U.S. Small Cap 1.1%
iShares Core S&P Small-Cap ETF	447,875	50,542,694
Total Exchange-Traded Equity Funds (Cost $30,910,918)		50,542,694

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.042%(b),(c)	25,700,858	25,698,288
Total Money Market Funds (Cost $25,698,280)		25,698,288
Total Investments in Securities (Cost: $2,666,761,319)		4,688,400,280
Other Assets & Liabilities, Net		7,951,525
Net Assets		4,696,351,805

At May 31, 2021, securities and/or cash totaling $6,526,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	311	06/2021	USD	35,276,730	1,026,877	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	56,765,602	114,317,503	(145,384,817)	—	25,698,288	—	8,218	25,700,858
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT228_02_L01_(07/21)